CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (53,625,096)	$ (2,100,495)	$ (2,868,157)
Net profit from discontinued operations			18,570,629
Net loss from continuing operations	(53,625,096)	(2,100,495)	(21,438,786)
Adjustments to reconcile net loss to net cash provided by operating activities:
Impairment of goodwill	51,186,782
Depreciation and amortization	173,971	75,985
Right-of-use assets depreciation	238,559	37,025
Gain of investment			(84,634)
Interest income		(169,726)
Allowance for (recovery from) expected credit losses	(42,966)		19,520,843
Imputed interest expense	504,021	546,525	736,941
Change in operating assets and liabilities
Accounts receivable	602,031	(83,703)	(180,000)
Notes receivables	424,654
Other receivables	(92,549)	4,892,315	(323,235)
Due from a related party	251,175
Prepayments	(52,629)	(26,539)	(10,367)
Accounts payable	397,399	95,838
Other payables and accrued liabilities	(87,381)	55,226	61,846
Contract liabilities	(28,611)	(72,766)
Taxes payable	(130,663)	38,386	583
Lease liabilities	(240,431)	(36,183)
Due from discontinued operations			(3,618,253)
Net cash (used in) provided by operating activities from continuing operations	(521,734)	3,251,888	(5,335,062)
Net cash provided by operating activities from discontinued operations			2,615,101
Net cash (used in) provided by operating activities	(521,734)	3,251,888	(2,719,961)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash deposit in escrow account		(5,114,000)	(47,387,762)
Cash received from escrow account		5,000,000
Loan to third party		(7,500,000)
Cash proceeds from acquisition Pure Tech		4,212,977
Acquisitions of property, plant and equipment		(768,803)
Long-term investment in equity		(100,060)
Net cash used in investing activities from continuing operations		(4,269,886)	(47,387,762)
Net cash provided by investing activities from discontinued operations			14,054
Net cash used in investing activities		(4,269,886)	(47,373,708)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of common stock under F3		5,697,396	49,522,314
Net proceeds from issuance of convertible bonds			2,947,762
Net proceeds from short-term loans	645,024
Refunds from escrow			96,932
Net cash provided by financing activities from continuing operations	645,024	5,697,396	52,567,008
Net cash used in financing activities from discontinued operations			(2,997,269)
Net cash provided by financing activities	645,024	5,697,396	49,569,739
EFFECT OF EXCHANGE RATE CHANGES	296,302	(38,332)	(28,715)
NET CHANGE IN CASH	419,592	4,641,066	(552,645)
CASH, beginning of year	4,693,725	52,659	1,038,819
CASH, end of year	5,113,317	4,693,725	486,174
LESS: CASH, CASH EQUIVALENTS AND RESTRICTED CASH FROM DISCONTINUED OPERATIONS			433,515
CASH, CASH EQUIVALENTS AND RESTRICTED CASH FROM CONTINUING OPERATIONS	5,113,317	4,693,725	52,659
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Third parties paid for consideration for Pure Tech		59,784,723
Escrow account transit to Pure Media before acquiring		510,000
Acquisition of Pure Tech by issuing convertible promissory notes		5,953,095
Convertible promissory notes converted to ordinary shares	$ 3,360,141	$ 3,643,500